Consolidated cash flow statements - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Cash flows from (used in) operating activities [abstract]
Net profit (loss) for the year	[1]	€ 13,145		€ (7,193)		€ 1,644
Non-cash and operational adjustments
Depreciation of property, plant & equipment		15,574		14,932	[1]	14,419
Amortization of intangible assets		4,975		4,742	[1]	4,859
Impairment of goodwill and intangible assets		177		4,606	[1]	0
Share-based payment expense		(1,036)		752	[1]	302
Loss (gain) on disposal of property, plant and equipment		210		10	[1]	165
Movement in provisions		99		137	[1]	138
Movement in reserve for bad debt and slow moving inventory		255		516	[1]	121
Financial income		(5,620)		(2,300)	[1]	(1,377)
Finance expense		4,101		5,821	[1]	3,682
Impact of foreign currencies		40		61	[1]	(176)
Share in loss of a joint venture (equity method)		0		39	[1]	392
Income taxes and deferred taxes	[1]	591		(1,049)		2,595
Fair value adjustment		0		(1,093)	[1]	0
Other		0		0	[1]	(245)
Working capital adjustment and income tax paid
Decrease (increase) in trade receivables and other current assets		(10,920)		9,205	[1]	216
Decrease (increase) in inventories and contracts in progress		(1,423)		2,724	[1]	(745)
Increase in trade payables and other payables		6,453		583	[1]	4,196
Income tax paid		(1,152)		(2,618)	[1]	(2,139)
Interest received		376		103	[1]	355
Net cash flow from operating activities		25,845		29,978	[1]	28,402
Cash flows from (used in) investing activities [abstract]
Purchase of property, plant and equipment		(7,934)		(11,032)	[1]	(13,472)
Purchase of intangible assets		(3,788)		(6,618)	[1]	(2,193)
Proceeds from the sale of property, plant and equipment and intangibles (net)		462		552	[1]	278
Acquisition of subsidiary (net of cash)		(875)		(8,031)	[1]	(6,331)
Investments in joint-ventures / shares		0		0	[1]	(875)
Convertible loan granted		(999)		(2,836)	[1]	(2,743)
Other equity investments in non-listed entities		0		(300)	[1]	(281)
Net cash flow used in investing activities		(13,134)		(28,265)	[1]	(25,617)
Cash flows from (used in) financing activities [abstract]
Proceeds from loans and borrowings		0		0	[1]	29,000
Repayment of loans and borrowings		(14,277)		(13,736)	[1]	(12,126)
Repayment leases		(3,775)		(3,640)	[1]	(5,283)
Capital increase in parent company		88,117		4,112	[1]	1,268
Direct attributable expense capital increase		0		0	[1]	0
Interest paid		(2,326)		(2,268)	[1]	(2,286)
Other financial income (expense), net		3,417		(1,356)	[1]	208
Net cash flow from financing activities		71,156		(16,888)	[1]	10,781
Net increase/(decrease) of cash and cash equivalents		83,867		(15,175)	[1]	13,566
Cash and cash equivalents at beginning of the year		111,538	[1]	128,897	[1]	115,506
Exchange rate differences on cash and cash equivalents		624		(2,184)	[1]	(175)
Cash and cash equivalents at end of the year		€ 196,028		€ 111,538	[1]	€ 128,897	[1]

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.